UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,2006

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     A.N. Culbertson & Company, Inc.
Address:  One Boar's Head Pointe
          Charlottesville, VA  22903-4612

Form 13F File Number: 028-10628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  George L. Payne, Jr.
Title: President
Phone: 434-972-7766

Signature, Place, and Date of Signing:
  George L. Payne, Jr.  Charlottesville, VA  22903  May 4, 2006
     [Signature]          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported
                              in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  62

Form 13F Information Table Value Total:  134,976


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

 FORM 13F INFORMATION TABLE

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------        ----------     --------   --------  ------- --- ---- ---------- -------- ---- ------ ------
3M Company		 COM		604059105      2294   30311  SH       SOLE       NONE     0    0       30311
Abbott Labs              COM            002824100      2524   59419  SH       SOLE       NONE     0    0       59419
Air Prod & Chemical	 COM		009158106      1147   17065  SH	      SOLE	 NONE	  0    0       17065
American Int'l Group     COM            026874107      5340   80795  SH       SOLE       NONE     0    0       80795
American Std Inc Del	 COM		029712106	720   16789  SH	      SOLE       NONE     0    0       16789
Amgen Inc                COM            031162100      1767   24292  SH       SOLE       NONE     0    0       24292
Anheuser Busch           COM            035229103      1363   31878  SH       SOLE       NONE     0    0       31878
Applied Materials Inc    COM            038222105      1113   63577  SH       SOLE       NONE     0    0       63577
Automatic Data Processi  COM            053015103      2889   63242  SH       SOLE       NONE     0    0       63242
Bank of America		 COM		060505104	326    7158  SH	      SOLE	 NONE	  0    0	7158
Berkshire Hathaway       Class B        084670207      4870    1617  SH       SOLE       NONE     0    0        1617
Capital One Financial	 COM		14040H105	291    3612  SH	      SOLE	 NONE	  0    0	3612
Chevron Corp	         COM            166764100      2881   49700  SH       SOLE       NONE     0    0       49700
Cisco Systems Inc	 COM		17275R102      1057   48765  SH	      SOLE       NONE     0    0       48765
Citigroup                COM            172967101      6583  139373  SH       SOLE       NONE     0    0      139373
Corning Inc              COM            219350105      1924   71474  SH       SOLE       NONE     0    0       71474
Countrywide Financial	 COM		222372104	257    7000  SH	      SOLE	 NONE	  0    0        7000
CVS Corp		 COM		126650100      2630   88045  SH	      SOLE	 NONE	  0    0       88045
Dell Computer Corp	 COM		24702R101       699   23475  SH	      SOLE	 NONE	  0    0       23475
E M C Corp Mass		 COM		268648102      1031   75644  SH	      SOLE	 NONE	  0    0       75644
Eli Lilly                COM            532457108       437    7901  SH       SOLE       NONE     0    0        7901
Encana Corp		 COM		292505104      2181   46680  SH	      SOLE	 NONE	  0    0       46680
Equity Office Property	 COM		294741103	201    6000  SH	      SOLE	 NONE	  0    0        6000
Exxon Mobil              COM            30231G102      4008   65856  SH       SOLE       NONE     0    0       65856
FEDEX Corp               COM            31428X106      2128   18846  SH       SOLE       NONE     0    0       18846
First Data Corp          COM            319963104      5539  118299  SH       SOLE       NONE     0    0      118299
General Electric         COM            369604103      7169  206131  SH       SOLE       NONE     0    0      206131
Hershey Foods Corp	 COM		427866108      1099   21045  SH       SOLE       NONE	  0    0       21045
IBM                      COM            459200101      4836   58639  SH       SOLE       NONE     0    0       58639
Intel                    COM            458140100      3068  157642  SH       SOLE       NONE     0    0      157642
iShares MSCI EAFE Value	 COM		464288877	650   10535  SH	      SOLE	 NONE	  0    0       10535
iShares Russell 2000 Ind COM		464287655      2693   35450  SH	      SOLE	 NONE	  0    0       35450
iShares Russell Midcap   COM		464287499      3156   33338  SH	      SOLE	 NONE	  0    0       33338
iShares Trust Russell 20 COM		464287630       293    3920  SH       SOLE	 NONE	  0    0	3920
ITT Industries, Inc	 COM		450911102	302    5370  SH	      SOLE	 NONE	  0    0	5370
J.P. Morgan Chase & Co.  COM            46625H100      3702   88904  SH       SOLE       NONE     0    0       88904
Johnson & Johnson        COM            478160104      4555   76909  SH       SOLE       NONE     0    0       76909
Johnson Controls         COM            478366107      3936   51835  SH       SOLE       NONE     0    0       51835
Leggett and Platt	 COM		524660107	270   11085  SH	      SOLE	 NONE	  0    0       11085
Medtronic		 COM		585055106      2159   42551  SH	      SOLE	 NONE	  0    0       42551
MGIC Investment Corp     COM            552848103      1365   20487  SH       SOLE       NONE     0    0       20487
Microsoft Corp           COM            594918104      4226  155322  SH       SOLE       NONE     0    0      155322
Oracle Corp              COM            68389X105       887   64822  SH       SOLE       NONE     0    0       64822
Pepsico Inc              COM            713448108      3629   62792  SH       SOLE       NONE     0    0       62792
Pfizer Inc.              COM            717081103      2128   85412  SH       SOLE       NONE     0    0       85412
Pitney Bowes Inc         COM            724479100       311    7241  SH       SOLE       NONE     0    0        7241
Proctor & Gamble         COM            742718109      5128   88985  SH       SOLE       NONE     0    0       88985
Staples Inc		 COM		855030102      2115   82857  SH	      SOLE	 NONE	  0    0       82857
Sun Trust		 COM		867914103	201    2766  SH	      SOLE	 NONE	  0    0	2766
The St Paul Companies I  COM            792860108       525   12554  SH       SOLE       NONE     0    0       12554
United Parcel Service    Class B        911312106      1521   19157  SH       SOLE       NONE     0    0       19157
US Bancorp Del Com New	 COM		902973304	273    8957  SH	      SOLE	 NONE	  0    0	8957
Varian Medical Systems   COM            92220P105      4592   81758  SH       SOLE       NONE     0    0       81758
Virginia Community Bank	 COM		927786103	215    5000  SH	      SOLE	 NONE	  0    0	5000
Wachovia		 COM		929771103	319    5705  SH	      SOLE	 NONE	  0    0	5705
Walgreen Co		 COM		931422109	522   12095  SH	      SOLE	 NONE	  0    0       12095
Wal-Mart                 COM            931142103      2443   51724  SH       SOLE       NONE     0    0       51724
Washington Mutual        COM            939322103      2885   67696  SH       SOLE       NONE     0    0       67696
Wells Fargo              COM            949746101      3242   50766  SH       SOLE       NONE     0    0       50766
Wrigley Wm Jr Co         COM            982526105      1508   23559  SH       SOLE       NONE     0    0       23559
Wyeth                    COM            983024100      1795   36992  SH       SOLE       NONE     0    0       36992
Zimmer Holdings Inc      COM            98956P102      1058   15650  SH       SOLE       NONE     0    0       15650
